Property and Equipment, Net - Schedule of Carrying Value of the Pledged Buildings and Improvements (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Carrying Value of the Pledged Buildings and Improvements [Abstract]
Buildings and improvements, at cost	$ 5,339,387	$ 4,995,614
Less: accumulated depreciation	(1,340,619)	(925,894)
Buildings and improvements, net	$ 3,998,768	$ 4,069,720